NET INCOME (LOSS) PER SHARE	12 Months Ended
Mar. 31, 2015
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

19.  NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is computed on the basis of weighted-average outstanding common shares. Diluted net income (loss) per share is computed on the basis of basic weighted-average outstanding common shares adjusted for the dilutive effect of stock options and convertible notes, if dilutive. Potentially dilutive common shares from series of stock option plans are determined by applying the treasury stock method to the assumed exercise of outstanding stock options. Potentially dilutive common shares are determined by applying the if-converted method for the convertible notes. The numerator of the diluted net income (loss) per share calculation is increased by the amount of interest expense, net of tax, related to outstanding convertible notes if the net impact is dilutive.

The computation of basic and diluted net income per share for the years ended March 31, 2013, 2014 and 2015 is as follows:

	2013
	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net income attributable to UBIC, Inc. shareholders	¥596,021	31,584,220	¥18.9

Effect of dilutive securities:
Stock options		596,990
Convertible notes		346,570

Diluted net income attributable to UBIC, Inc. shareholders	¥596,021	32,527,780	¥18.3

	2014
	(Thousands of Yen) Net Loss (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount
Basic net loss attributable to UBIC, Inc. shareholders	¥(448,350)	34,058,003	¥(13.2)

Effect of dilutive securities:
Stock options *(1)		—

Diluted net loss attributable to UBIC, Inc. shareholders	¥(448,350)	34,058,003	¥(13.2)

	2015

	(Thousands of Yen) Net Income (Numerator)	Weighted-Average Common Shares Outstanding (Denominator)	Per Share Amount

Basic net income attributable to UBIC, Inc. shareholders	¥218,453	34,956,728	¥6.3

Effect of dilutive securities:
Stock options		842,025

Diluted net income attributable to UBIC, Inc. shareholders	¥218,453	35,798,753	¥6.1

*(1) The calculation of diluted net loss per share for the year ended March 31, 2014 does not include potentially dilutive securities because their inclusion would be anti-dilutive (i.e., reduce the net loss per share).